Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
Note 22. Share-Based Compensation
The 2017 Equity Incentive Plan, referred to as the “2017 Plan”, was adopted by the Company on July 14, 2017 in connection with the Arrangement and was on substantially similar terms as the 2014 Equity Incentive Plan of Old MFC. Prior to the completion of the Arrangement, Old MFC had the 2014 Equity Incentive Plan (the “2014 Plan”), which replaced its 1997 Stock Option Plan (the “1997 Plan”) and its 2008 Equity Incentive Plan (the “2008 Plan”).
Pursuant to the terms of the 2017 Plan, the board of directors, the Compensation Committee or such other committee as is appointed by the board of directors to administer the Incentive Plan, may grant stock options, restricted stock rights, restricted stock, performance share awards, performance share units and stock appreciation rights under the 2017 Plan, establish the terms and conditions for those awards, construe and interpret the 2017 Plan and establish the rules for the 2017 Plan’s administration. Such awards may be granted to employees, non-employee directors, officers or consultants of ours or any affiliate or any person to whom an offer of employment with us or any affiliate is extended. Such committee has the authority to determine which employees, non-employee directors, officers, consultants and prospective employees should receive such awards.
Subject to adjustment for changes in capitalization, the total number of Common Shares subject to all awards under the 2017 Plan is 575,403 Common Shares.
Pursuant to the Arrangement, 40,000 options were issued under the 2017 Plan in exchange for options issued and outstanding under Old MFC’s 2008 Plan. The terms of such issued options were the same as those of Old MFC, subject to adjustment for the Share Consolidation/Split.
In December 2017, the Company issued 535,000 options to directors, officers, employees and consultants with an exercise price of US$8.76 per Common Share and an expiry date of December 1, 2027.
The following table is a summary of the changes in stock options granted under the plans:
	2017 Plan	2017 Plan	2008 Plan	2008 Plan	1997 Plan	1997 Plan
	Number of options	Weighted average exercise price per share (US$)	Number of options	Weighted average exercise price per share (US$)	Number of options	Weighted average exercise price per share (US$)
Outstanding as at December 31, 2014	—	—	172,000	39.15	293,000	39.05
Expired		—	—	—	(18,500)	39.05
Outstanding as at December 31, 2015	—	—	172,000	39.15	274,500	39.05
Expired	—	—	(132,000)	39.05	(274,500)	39.05
Outstanding as at December 31, 2016	—	—	40,000	40.05	—	—
Exchanged under the Arrangement	40,000	40.05	(40,000)	40.05	—	—
Granted	535,000	8.76	—	—	—	—
Outstanding as at December 31, 2017	575,000	10.94	—	—	—	—
As at December 31, 2017:
Options exercisable	575,000	10.94	—		—
Options available for granting in future periods	403		—		—

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2017:
	Options Outstanding and Exercisable
Exercise Price per Share (US$)	Number outstanding	Weighted average remaining contractual life (in years)
$40.05	40,000	1.25
$8.76	535,000	9.92
	575,000	9.31

The following table summarizes the share-based compensation expenses recognized by the Group:
Years ended December 31:	2017	2016	2015
Share-based compensation expenses arising from stock options granted by the Company	$2,876	$—	$—

On December 1, 2017, the Company granted to certain employees options to purchase 535,000 MFC Bancorp common shares in aggregate at an exercise price of US$8.76 per share. The options vested immediately and expire on December 1, 2027.
The weighted average assumptions and inputs used in calculating the fair value of the stock options granted on December 1, 2017 using the Black-Scholes-Merton formula are as follows:
Number of options granted	535,000
Vesting requirements	Immediately
Contractual life	10 years
Method of settlement	In equity
Exercise price per share	US$8.76
Market price per share on grant date	US$8.40
Expected volatility	37.74%
Expected option life	10 years
Expected dividends	0.00%
Risk-free interest rate	2.38%
Fair value of option granted (per option)	$5.38(US$4.22)
The expected volatility was determined based on the historical price movement over the expected option life, with adjustments for underlying businesses. The stock option holders are not entitled to dividends or dividend equivalents until the options are exercised.
The aggregate fair value of options granted was $2,876 which was recognized as share-based compensation expense in the Group’s consolidated statement of operations for the year ended December 31, 2017.